Cost of Services (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Services [Abstract]
Schedule of Cost of Services
	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Consultant fee	1,884,806	11,075,069	9,810,454	2,194,536
IT expenses	5,724,360	1,098,800	10,767,202	2,408,554
Subscription fee	14,125	140,982	48,691	10,892
Referral fee	-	2,534,502	809,764	181,139
Others	32,598	534,664	684,292	153,072
Total	7,655,889	15,384,017	22,120,403	4,948,193